Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	€ 3,301	€ 3,639	€ 3,229
Neither Past Due Nor Impaired [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	2,140	2,319
Less Than 60 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	770	922
60 Days or Greater but Less than 120 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	186	169
120 Days or Greater [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	87	96
Impaired (partial or full provision) [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	€ 118	€ 133